Exchange rates in US$ (Tables)	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Summary of principal exchange rate used in preparation of financial statements
The principal exchange rates used in the preparation of the 2021 financial statements were:

	Full-year average			Year-end
	2021	2020	2019	2021	2020	2019
Pound sterling	1.38	1.28	1.28	1.35	1.36	1.31
Australian dollar	0.75	0.69	0.70	0.73	0.77	0.70
Canadian dollar	0.80	0.75	0.75	0.78	0.78	0.77
Euro	1.18	1.14	1.12	1.13	1.23	1.12
South African rand	0.068	0.061	0.069	0.063	0.068	0.071